PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
NOTE 3 - PROPERTY AND EQUIPMENT

The Company’s policy is to capitalize all property purchases over $1,000 and depreciates the assets over their useful lives of 3 to 7 years.

Property consists of the following at September 30, 2020 and December 31, 2019:

	Sep 30, 2020	Dec 31, 2019
Computers – 3 year estimated useful life	$96,669	$96,669
Less – Accumulated Depreciation	(91,889)	(67,787)
Property and Equipment, net	$4,780	$28,882

Depreciation has been provided over each asset’s estimated useful life. Depreciation expense was $24,102, and $23,612 for the nine months ended September 30, 2020 and 2019, respectively.

The Company’s policy is to capitalize all property purchases over $1,000 and depreciates the assets over their useful lives of 3 to 7 years.

Property consists of the following at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Computers – 3 year estimated useful life	$96,669	$86,684
Less – Accumulated Depreciation	(67,787)	(36,119)
Property and Equipment, net	$28,882	$50,565

Depreciation has been provided over each asset’s estimated useful life. Depreciation expense was $31,668, and $28,895 for the twelve months ended December 31, 2019 and 2018, respectively.